Fair Value Measurements - Schedule of Fair Value Measurement (Details) - Recurring fair value measurements [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair value level 3 [Member]
Recurring fair value measurements
Carrying amount, Available-for-sale debt securities, noncurrent	$ 128	$ 129
Fair value, Available-for-sale debt securities, noncurrent	128	129
Fair value level 2 [Member]
Recurring fair value measurements
Carrying amount, Investment, current	2,449	10,032
Fair value, Investment, current	$ 2,449	$ 10,032